Stockholders' Equity and Mezzanine Equity - Preferred Stock Provisions (Details) - Wag Labs, Inc.		1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2021 director	Aug. 31, 2021 director	Jun. 30, 2022 USD ($) director $ / shares	Dec. 31, 2021 USD ($) director $ / shares	Dec. 31, 2020 director
Preferred Stock Provisions
Number of directors appointed by Common Stockholders | director			1	1	1
Number of directors appointed by Preferred Stockholders | director			3	3	3
Number of directors appointed by Common and Preferred Stockholders as a single class | director			1	1
Total number of directors | director	5	7
Total number of directors appointed by common stockholders and preferred stockholders | director	5	7		3
Minimum public offering per share from issuance of equity required for conversion of preferred stock			$ 24.5934	$ 24.5934
Minimum gross proceeds from issuance of equity required for conversion of preferred stock | $			$ 175,000,000	$ 175,000,000
Conversion ratio			1	1
Series Seed redeemable preferred stock
Preferred Stock Provisions
Dividend rate			$ 0.0554	$ 0.0554
Liquidation preference per share				0.6922
Series A redeemable preferred stock
Preferred Stock Provisions
Dividend rate			0.1251	0.1251
Liquidation preference per share				1.5643
Series B redeemable preferred stock
Preferred Stock Provisions
Dividend rate			0.1793	0.1793
Liquidation preference per share				2.2408
Series C redeemable preferred stock
Preferred Stock Provisions
Dividend rate			0.4376	0.4376
Liquidation preference per share				5.4703
Series P redeemable preferred stock
Preferred Stock Provisions
Dividend rate			$ 0.80
Liquidation preference per share				$ 10.00